Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
Related Party Balances
A summary of balances due from/(to) related parties at December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
Seatankers Management Co. Ltd	(94)	317
Seatankers Management Norway AS	—	352
Frontline Ltd	601	1,051
Frontline Management (Bermuda) Limited	(35)	(62)
Frontline Corporate Services Ltd	(12)	—
Frontline Management AS	(16)	(143)
Flex LNG Fleet Management AS	(223)	—
SFL Corporation Ltd	(2)	—
Related party balance	219	1,514

Related Party Transactions
A summary of expenses incurred from related parties for the years ended December 31, 2019, 2018, and 2017 are as follows:

(in thousands of $)	2019	2018	2017
Seatankers Management Co. Ltd	548	616	300
Seatankers Management Norway AS	84	58	—
Frontline Management (Bermuda) Limited	711	1,864	—
Frontline Management AS	336	469	1,000
Flex LNG Fleet Management AS	223	—	—
Total related party transactions	1,902	3,007	1,300

In March 2017, we issued 7,800,000 of our ordinary shares to Geveran as partial consideration for our acquisition of the Flex Endeavor and the Flex Enterprise, which we purchased from entities related to Geveran through the novation of the newbuilding contracts for the vessels. In May 2017 the company entered into agreements with entities related to Geveran for the acquisition of Flex Constellation and Flex Courageous for the purchase price of $180.0 million per vessel. The company made advance payment of $36.0 million per vessel to the sellers in 2017.
In June 2019, the Company made a final payment of $145.1 million to a related party of Geveran upon the delivery of the fifth LNG carrier Flex Constellation. For more information see Note 7: Vessel Purchase Prepayments.
In August 2019, the Company made a final payment of $145.2 million to a related party of Geveran upon the delivery of the sixth LNG carrier Flex Courageous. For more information see Note 7: Vessel Purchase Prepayments.
In November 2019, the Company cancelled the $270 Million Revolving Credit Facility. For more information see Note 15: Short Term and Long Term Debt.
General Management Agreements
We have an administrative services agreement with Frontline Management (Bermuda) Limited and Frontline Management AS (together referred to as "Frontline Management") under which they provide us with certain administrative support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. In the year ended December 31, 2019, we paid Frontline Management $0.5 million for these services (2018: $0.7 million).
We also have an agreement with Seatankers Management Co. Ltd. ("Seatankers") under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. In the year ended December 31, 2019, we paid Seatankers $0.5 million for such services (2018: $0.6 million).
Newbuilding Supervision
We received newbuilding supervision services from Frontline Management for two of our vessels that were under construction at SHI, the Flex Ranger and the Flex Rainbow, and two of our vessels that were under construction at DSME, the Flex Enterprise and Flex Endeavour. In consideration for these services, we paid Frontline Management a monthly fee of $115,745 for each of our vessels under construction. These agreements terminated on the last day of the month in which the respective vessel was delivered to us. Since all of the vessels delivered during 2019 and the newbuildings to be delivered in 2020 and 2021, are on a Norwegian Sales Form basis there were no fees paid for these services for the year ended December 31, 2019 (2018: $1.5 million).
Technical Management and Support Services
We receive technical management supervision and other support services from Frontline Management for our vessels in operation. These services include technical supervision, purchase of goods and services within the ordinary course of business, insurances and other services relating to our vessels in operation. Frontline Management subcontracts these services to Frontline Management AS or other associated companies from time to time. Frontline Management provides quarterly invoices for services rendered and in addition it receives a monthly payment of $2,772 for each of our vessels in operation. Each of the parties may terminate the contract on three months' notice. The fee is subject to annual review. In the year ended December 31, 2019, we paid Frontline Management $0.5 million for such services (2018: $0.1 million).
In October 2019, Flex LNG Fleet Management AS, a related party, received a document of compliance under the ISM Code, qualifying it for technical ship management services. The technical ship management for five of our six vessels in operation was transferred to Flex LNG Fleet Management AS between November 2019 and March 2020, with the remaining vessel scheduled to be transferred during 2020. Flex LNG Fleet Management AS will also be responsible for the technical ship management of our seven newbuildings. Under the agreements between Flex LNG Fleet Management AS and our vessel owning subsidiaries, Flex LNG Fleet Management AS is paid a fixed fee of $359,000 per vessel per annum for the provision of technical management services for each of our vessels in operation. The fee is subject to annual review. During the year ended December 31, 2019, we paid $0.2 million to Flex LNG Fleet Management AS for these services.